Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended
	Jan. 01, 2016	Mar. 31, 2016 shares	Nov. 30, 2015 shares	Sep. 30, 2016 USD ($) CompensationPlan shares	Sep. 30, 2015 shares	Sep. 30, 2016 USD ($) CompensationPlan $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding liability awards		0				0
Weighted average per share fair value of options granted to employees | $ / shares						$ 6.39	$ 5.70
Number of share-based compensation plans | CompensationPlan				4		4
Total intrinsic value of options exercised | $						$ 6,200
Proceeds from exercises of share-based awards | $						$ 1,561	$ 461
Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based awards issued to non-employees				0	0	0	0
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, unvested awards				18,060		18,060
Aggregate intrinsic value of unvested shares | $				$ 300		$ 300
Restricted Share Units (RSUs) [Member] | Director One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted			25,000
Restricted Share Units (RSUs) [Member] | Director One [Member] | Vesting on a Monthly Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period			3 years
Restricted Share Units (RSUs) [Member] | Director Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted			20,000
Restricted Share Units (RSUs) [Member] | Director Two [Member] | Cliff Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period			5 months
Service-Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation, net of estimated forfeiture | $				12,700		$ 12,700
Unrecognized share-based compensation, net of estimated forfeiture, period for recognition						3 years 2 months 5 days
Service-Based and Performance-Based Vesting Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation, net of estimated forfeiture | $				$ 1,000		$ 1,000
Unrecognized share-based compensation, net of estimated forfeiture, period for recognition						9 months 29 days
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance				5,500,000		5,500,000
Increase in number of shares reserved and available for issuance, percentage	5.00%
Number of options available for future grant				5,752,755		5,752,755
2015 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, term						10 years
Share-based compensation arrangement by share-based payment award, vesting period						4 years
2015 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved and authorized for issuance				1,100,000		1,100,000
2015 Employee Share Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of ordinary shares, percent						85.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Vesting Upon Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage						100.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable Immediately Upon Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage						25.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable 12 Months Following Date of Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage						50.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable 24 Months Following Date of Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage						25.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, term						10 years
Share-based compensation arrangement by share-based payment award, vesting period						4 years